Common stock (Tables)	6 Months Ended
Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Reserved Shares for Issuance
At June 30, 2012 (unaudited) the Company has reserved shares for issuance of common stock as follows:

Common Stock

Reserved under stock option plans	217,527
Exercise of warrants to purchase common stock	114,516
332,043

Schedule of Stock Option Activity
The following table summarizes the combined stock option activity under the 2000 Plan, the 2006 Plan and the 2012 Plan and non-plan stock option agreements:

		Options outstanding
	Shares available for grant	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value

				(in years)	(in thousands)
Outstanding at December 31, 2010	494,889	3,534,875	$1.64	6.32	$1,861

Additional reserve for future issuance	1,889,226
Options granted	(1,364,237)	1,364,237	$7.32
Options exercised	—	(1,005,366)	$1.80
Options cancelled	79,358	(79,358)	$4.32
Options expired	6,166	(6,166)	$0.90
Options cancelled and not returned to the reserve for future issuance	(6,261)	—
Early exercised options repurchased and added back to the pool	1,970	—

Outstanding at December 31, 2011	1,101,111	3,808,222	$3.57	6.68	$28,682
Shares removed from the plan	(167,166)
Options granted	(496,370)	496,370	$22.27
Options exercised	—	(350,750)	$1.36
Options canceled	26,989	(26,989)	$4.26
Options expired	4,961	(4,961)	$2.58
Early exercised options repurchased and added back to the pool	1,315
Outstanding at June 30, 2012 (unaudited)	470,840	3,921,892	6.13	7.02	$81,029

Options vested and expected to vest as of December 31, 2011		3,679,649	$3.51	6.64	$27,911

Options vested and exercisable as of December 31, 2011		2,188,231	$2.08	5.31	$19,727

Options vested and expected to vest as of June 30, 2012 (unaudited)		3,859,983	$6.00	6.99	$80,259

Options vested and exercisable as of June 30, 2012 (unaudited)		2,300,191	$2.43	5.62	$56,036

Disclosure of Additional Information for Stock Options
During 2010 and 2011, and the six months ended June 30, 2012 (unaudited), the Company granted employee options to purchase shares of common stock as follows:

Grant Date	Number of Options Granted	Option Exercise Price	Fair Value of Common Stock per Share

February 26, 2010	18,246	$1.62	$1.62
March 31, 2010	99,999	1.62	1.62
July 16, 2010	18,913	2.04	2.04
September 7, 2010	144,331	2.22	2.22
December 23, 2010	314,472	2.16	2.16
March 31, 2011	363,415	4.68	4.68
May 5, 2011	420,404	5.04	5.04
June 14, 2011	45,696	5.04	11.10
July 28, 2011	71,326	11.10	11.10
October 3, 2011	200,000	11.10	11.10
October 26, 2011	83,241	11.10	11.10
December 20, 2011	112,239	11.10	11.10
February 9, 2012	57,239	12.42	12.42
March 27, 2012	41,161	16.00	16.00
May 31, 2012	370,470	24.15	24.15
June 29, 2012	27,500	26.79	26.79
Further information regarding the value of employee options vested and exercised during 2009, 2010 and 2011 is set forth below.

	Years ended December 31,			June 30,
(in thousands)	2009	2010	2011	2012
				(unaudited)
Grant-date fair value of options vested during period	$470	$469	$881	$517
Intrinsic value of options exercised during period	1	261	2,565	5,923

Schedule of Restricted Stock Activity
A summary of the restricted stock activity for the six months ended June 30, 2012 (unaudited) is presented below:

	Restricted Stock Awards		Restricted Stock Units
	Number of shares	Weighted Average Grant Date Fair Value per Share	Number of shares	Weighted Average Grant Date Fair Value per Share
Granted	24,152	12.42	253,810	24.15
Vested	—	—	—	—
Forfeited	—	—	(500)	24.15
Outstanding at June 30, 2012	24,152	12.42	253,310	24.15

Schedule of Valuation Assumptions for Stock Options
The following assumptions were used for each respective period for employee stock-based compensation:

	Years ended December 31,			Six months ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)	(unaudited)
Risk-free interest rate	1.89% -2.73%	1.90% - 2.63%	0.98% - 2.48%	2.20% - 2.48%	0.78% - 1.03%
Expected life (years)	5.57	5.77	5.49 - 5.73	5.49 - 5.68	5.48 - 5.60
Expected volatility	45.30% - 46.20%	44.03% - 44.52%	44.68% - 47.60%	45.00%	47.9% - 48.7%
Dividend yield	—%	—%	—%	—	—

Schedule of Share-based Goods and Nonemployee Services Transaction by Supplier [Table Text Block]
The fair value of the stock options granted to non-employees was calculated using the Black-Scholes option-pricing model with the following assumptions:

	As of December 31,			Six months ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)	(unaudited)
Risk-free interest rate	1.72%	2.43%	1.63% - 3.41%	1.70% - 3.41%	1.77%
Expected life	10 years	10 years	8.83 - 10	9.33 - 10	8.67 years
Expected volatility	45%	46%	45.0% - 54.0%	45.0% - 54.0%	46.7%
Dividend yield	—%	—%	—%	—%	—%